Intangible Assets, net (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,294,017	$ 1,294,017
Less: Accumulated amortization
Intangible assets, net	1,294,017	1,294,017
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	793,547	793,547
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 500,470	$ 500,470